13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
03/31/2002

13F-HR
1 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2002
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		05/13/2002
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 65
                                        ----------------------

Form 13F Information Table Value Total: 1,495,818
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   239749     3372 SH       SOLE                     3372
AFLAC                          COM              001055102    34305  1162885 SH       SOLE                  1029560            133325
                                                             10296   349000 SH       DEFINED 01             349000
AOL Time Warner, Inc.          COM              00184A105    35875  1516914 SH       SOLE                  1322314            194600
                                                             12002   507500 SH       DEFINED 01             507500
Ambac Financial Group, Inc.    COM              023139108    56291   952960 SH       SOLE                   837388            115572
                                                             17616   298225 SH       DEFINED 01             298225
Atherogenics, Inc.             COM              047439104      603    83333 SH       SOLE                    83333
Berkshire Hathaway - Cl. A     COM              084670108    19481      274 SH       SOLE                      209                65
                                                              8177      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    85199    35964 SH       SOLE                    32511              3453
                                                             21449     9054 SH       DEFINED 01               9054
Cendant Corp.                  COM              151313103    65517  3412333 SH       SOLE                  3044833            367500
                                                             18347   955575 SH       DEFINED 01             955575
Charter Communications Inc.    COM              16117M107    45969  4071629 SH       SOLE                  3682504            389125
                                                             14194  1257200 SH       DEFINED 01            1257200
Closure Medical Corporation    COM              189093107     4304   218700 SH       SOLE                   218700
Comcast Corp                   COM              200300200    45894  1443221 SH       SOLE                  1274646            168575
                                                             13850   435550 SH       DEFINED 01             435550
Constellation Brands Inc.      COM              21036P108    36304   660550 SH       SOLE                   575550             85000
                                                             12207   222100 SH       DEFINED 01             222100
Corning Inc                    COM              219350105    20661  2711409 SH       SOLE                  2430484            280925
                                                              5558   729375 SH       DEFINED 01             729375
Dow Jones & Co.                COM              260561105    24017   412525 SH       SOLE                   366350             46175
                                                              7157   122925 SH       DEFINED 01             122925
E. W. Scripps Co.              COM              811054204    34075   414942 SH       SOLE                   355502             59440
                                                             13356   162635 SH       DEFINED 01             162635
Equifax                        COM              294429105    14284   477717 SH       SOLE                   405142             72575
                                                              5473   183050 SH       DEFINED 01             183050
Hewlett-Packard Co.            COM                           19573  1091024 SH       SOLE                   963524            127500
                                                              5975   333075 SH       DEFINED 01             333075
Household International Inc    COM              441815107    40745   717350 SH       SOLE                   622650             94700
                                                             13895   244625 SH       DEFINED 01             244625
Intel Corp                     COM              458140100      234     7700 SH       SOLE                     7700
Interpublic Group              COM              460690100    34500  1006428 SH       SOLE                   877103            129325
                                                             11587   338025 SH       DEFINED 01             338025
Intl Flavors & Fragrances      COM              459506101    21001   600554 SH       SOLE                   507704             92850
                                                              8660   247650 SH       DEFINED 01             247650
J. P. Morgan & Co., Inc.       COM              46625H100    28047   786735 SH       SOLE                   677060            109675
                                                             10195   285975 SH       DEFINED 01             285975
Johnson & Johnson              COM              478160104     2956    45510 SH       SOLE                    45510
Merck & Co.                    COM              589331107    13211   229430 SH       SOLE                   197105             32325
                                                              4868    84550 SH       DEFINED 01              84550
PartnerRe Ltd Bermuda          COM              G6852T105    22547   412953 SH       SOLE                   363153             49800
                                                              8954   164000 SH       DEFINED 01             164000
Pfizer Inc.                    COM              717081103      414    10410 SH       SOLE                    10410
Republic Services Inc.         COM              760759100    24638  1318964 SH       SOLE                  1130639            188325
                                                              9368   501525 SH       DEFINED 01             501525
Schering Plough                COM              806605101    17890   571580 SH       SOLE                   492180             79400
                                                              6497   207575 SH       DEFINED 01             207575
Scientific-Atlanta             COM              808655104    27355  1184181 SH       SOLE                  1045731            138450
                                                              8362   362000 SH       DEFINED 01             362000
Tellabs, Inc.                  COM              879664100    17826  1702572 SH       SOLE                  1490322            212250
                                                              5415   517200 SH       DEFINED 01             517200
Tiffany & Co.                  COM              886547108      268     7540 SH       SOLE                     7540
Tupperware Inc                 COM              899896104    24204  1063919 SH       SOLE                   942019            121900
                                                              7223   317500 SH       DEFINED 01             317500
USA Networks, Inc.             COM              902984103    19341   608770 SH       SOLE                   545920             62850
                                                              4777   150350 SH       DEFINED 01             150350
Walt Disney Co.                COM              254687106    48521  2102314 SH       SOLE                  1863614            238700
                                                             13010   563675 SH       DEFINED 01             563675
Washington Post Co. Class B    COM              939640108    21706    35758 SH       SOLE                    31759              3999
                                                              6520    10740 SH       DEFINED 01              10740
XL Cap Ltd.                    COM              G98255105    47469   508507 SH       SOLE                   444907             63600
                                                             15853   169825 SH       DEFINED 01             169825